CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 255,440	$ 233,559
Cost of revenue	228,004	199,229
GROSS PROFIT	27,436	34,330
Operating expenses:
Research and development	6,954	7,173
Selling, general and administrative	30,984	32,188
Total operating expenses	37,938	39,361
OPERATING LOSS	(10,502)	(5,031)
Other income, net	618	1,098
LOSS BEFORE INCOME TAX EXPENSE	(9,884)	(3,933)
Income tax expense (benefit)	(441)	349
NET LOSS	(9,443)	(4,282)
Net income attributable to non-controlling interests	(1,364)	459
NET LOSS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	(8,079)	(4,741)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Net loss attributable to ICTS International N.V.	$ (8,079)	$ (4,741)
Basic weighted average number of shares	37,433,333	37,433,333
Net loss per share attributable to ICTS International N.V. - basic	$ (0.22)	$ (0.13)
Diluted weighted average number of shares	37,433,333	37,433,333
Net income (loss) per share attributable to ICTS International N.V. - diluted	$ (0.22)	$ (0.13)
COMPREHENSIVE LOSS
Net loss	$ (9,443)	$ (4,282)
Other comprehensive income (loss) - translation adjustments	(267)	339
Unrealized income (loss) on derivative instruments	508	(123)
Comprehensive loss	(9,202)	(4,066)
Comprehensive income (loss) attributable to non controlling interests	(1,314)	903
COMPREHENSIVE LOSS ATTRUBUTABLE TO ICTS INTERNATIONAL N.V.	$ (7,888)	$ (4,969)